Revision of Prior Period Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revised Consolidated Statements Of Comprehensive Income
Net unrealized gains (losses) on securities	$ (2,035)	[1]	$ (848)	[1]	$ 428
Total other comprehensive income (loss), net of tax	(767)	[1]	(464)	[1]	428
Total comprehensive income (loss)	535	[1]	1,258	[1]	866
Revised Consolidated Statements Of Equity
Beginning balance	1,038	[2]	3,577		3,518
Other comprehensive income (loss), net of tax	(767)	[1]	(464)	[1]	428
Ending balance	973	[3]	1,038	[2]	3,577
Accumulated Other Comprehensive Income (Loss)
Revised Consolidated Statements Of Comprehensive Income
Total other comprehensive income (loss), net of tax	(767)		(464)		428
Revised Consolidated Statements Of Equity
Beginning balance	(317)	[3]	1,184		756
Other comprehensive income (loss), net of tax	(767)		(464)		428
Ending balance	(1,084)	[3]	(317)	[3]	1,184
Previously Reported
Revised Consolidated Statements Of Comprehensive Income
Net unrealized gains (losses) on securities					346
Total other comprehensive income (loss), net of tax					346
Total comprehensive income (loss)					784
Revised Consolidated Statements Of Equity
Beginning balance	2,141		3,313		3,336
Other comprehensive income (loss), net of tax					346
Ending balance	$ 783		2,141		3,313
Previously Reported | Accumulated Other Comprehensive Income (Loss)
Revised Consolidated Statements Of Comprehensive Income
Total other comprehensive income (loss), net of tax					346
Revised Consolidated Statements Of Equity
Beginning balance			920		574
Other comprehensive income (loss), net of tax					346
Ending balance					920
Impact of Revisions
Revised Consolidated Statements Of Comprehensive Income
Net unrealized gains (losses) on securities					82
Total other comprehensive income (loss), net of tax					82
Total comprehensive income (loss)					82
Revised Consolidated Statements Of Equity
Beginning balance			$ 264		182
Other comprehensive income (loss), net of tax					82
Ending balance					$ 264

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[3]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.